SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL
SHARE CAPITAL

12. SHARE CAPITAL

The following activity occurred during the year ended December 31, 2022:

●	5 Equity Shares repurchased in 2021 were cancelled, and 82 Equity Shares were repurchased and held in the current year.
●	In relation to the vesting of 2,135 RSUs, 1,459 Equity Shares were issued due to net settlement.
o	78 shares were forfeited during the year.
●	33 Equity Shares were issued in connection with options exercised.
●	1,029 Equity Shares were issued in connection with the earn-out provision related to the acquisition of PA Natural.
●	908 Exchangeable Shares were exchanged for 908 Equity Shares related to the purchase considerations to the CannTech PA, LLC acquisition in 2020.
●	329 Exchangeable Shares were issued in connection with the Cultivauna Acquisition.
●	353 Exchangeable Shares were issued in connection with the Herbal Remedies Acquisition.
●	76 Equity Shares were issued to a related party for services rendered.
●	1,027 Exchangeable Shares were exchanged for 1,027 Equity Shares related to the Oasis acquisition.
●	71 Exchangeable Shares were converted to Equity Shares.

12. SHARE CAPITAL (Continued)

The following activity occurred during the year ended December 31, 2021:

●	586 Equity Shares were repurchased of which 82 were cancelled.
●	7,203 Equity Shares were issued in connection with the exercise of 7,555 Warrants, of which 355 shares were issued in relation with cashless conversion feature (net share settlement). 57 Warrants were forfeited on September 30, 2021 related to the 2021 Warrant Incentive Program.
●	135 Equity Shares were issued in connection with the conversion of 1,385 Rights, which were each redeemed for one tenth (1/10) of one Equity Share. Rights were trading on the CSE under the symbol “AYR.RT” until they expired on May 25, 2021.
●	9,012 Exchangeable Shares were converted into Equity Shares as of December 31, 2021.
●	On January 14, 2021, the Company closed its equity offering of 4,600 Equity Shares at a price of $26.89 per share for total gross proceeds of approximately $123,714 , net of $5,672 of commission and expenses.
●	In relation to the exercise of 1,916 RSUs, 926 Equity Shares were issued due to net settlement share.
●	37 Equity Shares were issued in connection with options exercised as of December 31, 2021.
●	As part of the Acquisitions, the Company issued:
o	12,747 Equity Shares as part of the purchase consideration of Liberty.
o	4,570 Exchangeable Shares as part of the purchase consideration of Oasis. 2,000 of the shares are in escrow and payable upon reaching certain cultivation targets at the facility under development.
o	1,511 Equity Shares as part of the purchase consideration of GSD.
o	814 Equity Shares as part of the purchase consideration of PA Natural.

Warrants

The average remaining life of Warrants is 1.4 years in 2022 (2021:2.4 years) with an aggregate intrinsic value of $nil in 2022 (2021: $16,400). The Warrants have an exercises price of $9.07US. The number of Warrants outstanding as of December 31, 2022, and December 31, 2021, is:

		Weighted Average Fair
Number of warrants outstanding	Number	Value
Balance as of January 1, 2021	10,486	$6,516
Exercise of warrants	(7,555)	(4,694)
Forfeitures of warrants, due to expiration	(57)	(36)
Balance as of December 31, 2021	2,874	1,786
No activity
Balance as of December 31, 2022	2,874	$1,786